                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8287

                     Cohen & Steers Realty Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Adam M. Derechin
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

July 28, 2005

To Our Shareholders:

    We are pleased to submit to you our report for Cohen & Steers Realty Income Fund for the quarter and six months ended June 30, 2005. The net asset values at that date were $17.66, $17.12, and $17.12 for Class A, Class B, and Class C shares, respectively. Class I shares had a net asset value of $17.94. In addition, a distribution was declared for shareholders of record on June 23, 2005 and paid on June 24, 2005 to all four classes of shares. The distributions were as follows: Class A shares $0.19 per share, Class B shares $0.165 per share, Class C shares $0.165 per share, and Class I shares $0.20 per share.

INVESTMENT REVIEW

    For the quarter, Cohen & Steers Realty Income Fund had a total return, based on income and change in net asset value, of 12.5% for Class A shares. Class B and C shares both returned 12.4% for the quarter. Class I shares returned 12.6%. This compares to the NAREIT Equity REIT Index's(a) total return of 14.5%. For the six months ended June 30, 2005 the fund's total return was 4.9% for Class A shares. Class B shares and C shares both returned 4.5%. Class I shares returned 5.1%. The NAREIT Equity REIT Index's total return was 6.4%. Fund performance information does not take into account sales loads or contingent deferred sales charges, if any.

    In our last quarterly report, we suggested that negative sentiment in the market for REIT shares, as manifested in the peaking of short interest in the REIT index trading vehicles, was a bullish contrarian indicator and that REIT shares were trading at or below the value of their underlying real estate assets -- not above, as Wall Street analysts had almost unanimously suggested. Additionally, for quite some time, we have discussed our view that the risk-adjusted returns of real estate would continue to be relatively attractive in a low return environment. Recent events have validated all of these beliefs. During the quarter, continued momentum in the recovery of real estate fundamentals and REIT earnings, and a flurry of merger and buyout activity, drove REIT share prices to new highs. Buyout activity reached a crescendo in June as Catellus, Gables Residential and CRT Properties all announced that they were being acquired.

-------------------
a The NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole.

--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

    The table below illustrates major REIT buyout activity over the last year:

                          REIT M&A PRICES EXCEED NAVS

                                                                                  Target            Target
                                                                Total          Pre-announce      Pre-announce
                                            Property         Transaction          NAV per         Price per     Offer Price
Announced        Acquirer/Target              Type         Value (billion)         Share            Share        per Share
---------        ---------------              ----         ---------------         -----            -----        ---------
08/20/04      General Growth/Rouse            Mall              $12.6          $39.00-$45.25        $50.61        $67.50
10/04/04          Camden/Summit             Apartment           $ 1.9          $19.81-$26.75        $27.84        $31.37
10/25/04      Colonial/Cornerstone          Apartment           $ 1.5          $ 7.75-$ 9.00        $10.07        $10.80
12/19/04         Centro/Kramont          Shopping Center        $ 1.2          $18.00-$20.00        $20.80        $23.50
06/06/05        ProLogis/Catellus          Industrial           $ 4.9          $26.00-$30.24        $29.24        $33.80
06/07/05       ING Clarion/Gables           Apartment           $ 2.8          $31.39-$43.00        $38.12        $43.50
06/17/05   DRA Advisors/CRT Properties       Office             $ 1.7          $19.50-$20.60        $24.09        $27.80
---------                                                       -----
AVERAGE/TOTAL                                                   $26.6
                                                                -----
                                                                -----

             Offer Price     PERCENT DIFFERENCE
             Premium to        BETWEEN OFFER
            Pre-announce      PRICE & MIDPOINT    Implied
Announced  Price per Share      NAV ESTIMATE      Cap Rate
---------  ---------------      ------------      --------
08/20/04         33.4%              62.2%            5.7%
10/04/04         12.7%              34.8%            5.8%
10/25/04          7.2%              29.0%            6.5%
12/19/04         13.0%              23.7%            6.9%
06/06/05         15.6%              20.2%            6.1%
06/07/05         14.1%              17.0%            5.8%
06/17/05         15.4%              38.7%            7.1%
---------       -----              -----            ----
AVERAGE/T        15.9%              32.2%            6.3%
                -----              -----            ----
                -----              -----            ----

    Several observations are worth noting. These seven buyouts were sizeable, totaling approximately $27 billion in value across all four 'core' property types: retail, apartment, industrial and office. Several of these deals were public-to-public mergers while others were leveraged buyouts by private sponsors backed by major institutional sources -- in other words, the acquirers were all highly credible and sophisticated. In our view, the debt providers for these transactions have also validated the real estate asset pricing implied by these deals. On average, the implied capitalization rate (the current income generated by these properties compared to the price paid for the investment) for these sales was 6.3%, consistent with the high quality single property transactions that we observe in the private marketplace but certainly lower than the capitalization rate regime that existed for many years. Finally, these deals were all struck at significant premiums to the pre-announcement target stock prices -- ranging from 7.2% to 33.4%.

    Perhaps even more interesting for the rest of the REIT market, all of these deals were struck at prices above the commonly perceived value of the target company's real estate net asset value (NAV). In every instance, the deal price was greater than most, if not all the published analyst estimates of NAV. These deals implied lower capitalization rates for major real estate assets than any of the Wall Street analysts had heretofore been willing to use, even though similar implied capitalization rates had been observed in the private market for some time. As a result, many Wall Street analysts who had been negative on the REIT sector for most of the previous three years, and who fostered a sense of disbelief among many investors, turned more positive on the REIT group, lowering their assumed capitalization rates and boosting their NAV estimates. In short, although there was near unanimity among REIT pundits that the stocks had been expensive, the evidence above suggests that they certainly were not.

    Although economic data points indicating a moderating pace of growth have become more common, we continue to believe that the economy is fundamentally healthy and that any short-term moderation in economic growth will not meaningfully disturb the forward momentum in occupancies and rents for most property types in most areas of the country. Accordingly, two of the best performing property sectors in the quarter were the regional mall and apartment sectors, delivering 21% and 17% total returns, respectively. Driven by continued strong economic growth, these two sectors led the REIT group as rent and occupancy gains continued to gather

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

momentum. Our stock selection and overweight in the apartment and health care sectors, as well as our stock selection in the hotel sector and underweight in the industrial sector, were the most significant contributors to our relative performance during the quarter. Our overweights in Gables Residential and CRT Properties, two of the companies that announced buyouts in June, were two of the largest contributors in the portfolio at the security level.

    Manufactured housing was the worst performing property sector. It continues to lag the others as a fundamental recovery has not yet become visible enough to excite investors. While the for-sale housing boom is indirectly benefiting the apartment sector by constraining supply of new rental apartments via condo conversions, there has been no such ancillary impact on the manufactured home sector. Our allocation to REIT preferred stocks, which we use to increase the yield of the portfolio and lower its volatility, was the largest detractor from our relative performance. REIT preferreds, while generating a 7.7% current yield at the end of June, as measured by the index, produced a 3.5% total return in the second quarter and trailed REIT common stock performance during the period. Our underweight in the regional mall sector and our overweight in the office sector were next largest detractors from our relative performance. In general, the fund's focus on income caused it to trail the REIT market as more growth-oriented companies led the second quarter rally.

INVESTMENT OUTLOOK

    In the mid to late 1990s, real estate company share prices as a group consistently traded at large premiums to NAV -- up to 30% for the REIT group as a whole. The public market's perception of the value and growth prospects of real estate assets was clearly ahead of that of the private market, and this enabled massive amounts of assets to flow from private to public ownership. REITs were, in fact, the marginal buyers of most large real estate assets during this time period, and REIT market capitalization expanded dramatically through IPOs and secondary offerings of existing companies.

    Today, the public market and private market views of real estate value are much more closely aligned, as evidenced by the fact that most commentators see REIT valuations as closer than many had realized to private market NAV. This has profound implications for the way the real estate stock cycle will evolve, in our opinion.

    We believe that assets will continue to flow from private to public hands as skilled public players seek out selective, strategic acquisition and development opportunities and as the moderate but steady and disciplined pace of IPO activity continues. Additionally, we think that current strong investor interest in REITs' investment attributes, as well as the improved outlook on the sector by analysts offer an attractive environment for companies to utilize secondary stock offerings in order to finance these activities. However, if private market values continue to be strong as well, as we expect, REIT equity issuance should not get out of hand as it did during the latter stages of the REIT stock cycle in the late 1990s. The large premiums to asset value that resulted in many instances in undisciplined equity issuance contributed significantly to the severity of the downturn in REIT share prices in 1998 and 1999.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

    We also believe that assets will continue to flow from public to private and from public to public -- as public companies that can neither create value for shareholders nor achieve an attractive valuation are taken private or merged into other public companies. Again, the converging views of real estate asset value by both private and public capital markets, in conjunction with continued strong private market demand for real estate assets can potentially serve as a governor on REIT stock prices -- helping to guard against the massive discounts to asset value that persisted in late 1999 and 2000 in the aftermath of the REIT bear market.

    Our investment outlook and strategy continues to be predicated on the beliefs that the U.S. economy will continue to expand, the Federal Reserve is nearing the end of the monetary tightening cycle, and that most property sectors will continue to realize improving occupancies and rental rates. While adhering to our objective of delivering high current income, we have focused the portfolio on those sectors that we believe are benefiting most from the cyclical recovery in occupancies and rents, particularly office and certain segments of the apartment market (including student housing). The rally in the second quarter, combined with the dynamics of the merger environment, has created many shifts in relative valuation for individual companies, and we continually rebalance the portfolio to capture those shifts.

    In closing, while REIT share prices continue to perform well, and valuations inch higher, we believe that in a low return environment, with fundamentals improving and the interaction between private and public real estate increasing, REITs can continue to provide attractive investment returns.

Sincerely,

             MARTIN COHEN                ROBERT H. STEERS
             MARTIN COHEN                ROBERT H. STEERS
             Co-chairman                 Co-chairman


             JAMES S. CORL               JOSEPH M. HARVEY
             JAMES S. CORL               JOSEPH M. HARVEY
             Portfolio Manager           Portfolio Manager

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

--------------------------------------------------------------------------------
                VISIT COHEN & STEERS ONLINE AT COHENANDSTEERS.COM

  For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the REIT, utility and preferred securities sectors. In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                                EXPENSE EXAMPLE

    As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

                                ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                   EXPENSE EXAMPLE (UNAUDITED) -- (CONTINUED)

                                                                                EXPENSES PAID
                                            BEGINNING          ENDING          DURING PERIOD(a)
                                          ACCOUNT VALUE     ACCOUNT VALUE     JANUARY 1, 2005-
                                         JANUARY 1, 2005    JUNE 30, 2005       JUNE 30, 2005
                                         ---------------    -------------       -------------
CLASS A
Actual (4.89% return)..................     $1,000.00         $1,048.90             $6.35
Hypothetical (5% annual return before
  expenses)............................     $1,000.00         $1,018.60             $6.26

CLASS B

Actual (4.54% return)..................     $1,000.00         $1,045.40             $9.64
Hypothetical (5% annual return before
  expenses)............................     $1,000.00         $1,015.37             $9.49

CLASS C

Actual (4.54% return)..................     $1,000.00         $1,045.40             $9.64
Hypothetical (5% annual return before
  expenses)............................     $1,000.00         $1,015.37             $9.49

CLASS I

Actual (5.05% return)..................     $1,000.00         $1,050.50             $4.58
Hypothetical (5% annual return before
  expenses)............................     $1,000.00         $1,020.33             $4.51

-------------------
(a) Expenses are equal to the fund's annualized expense ratio of 1.25%, 1.90%, 1.90% and 0.90% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                                 JUNE 30, 2005
                                TOP TEN HOLDINGS
                                  (UNAUDITED)

                                                                 MARKET         % OF
                                                                  VALUE      NET ASSETS
     SECURITY                                                  -----------   ----------
 1.  Equity Office Properties Trust..........................  $85,848,160      5.07%
 2.  Arden Realty............................................   64,152,340      3.79
 3.  Home Properties.........................................   54,837,594      3.24
 4.  Brandywine Realty Trust.................................   51,734,135      3.05
 5.  Reckson Associates Realty Corp..........................   50,717,535      2.99
 6.  CarrAmerica Realty Corp.................................   50,547,078      2.98
 7.  Health Care Property Investors..........................   45,246,032      2.67
 8.  Equity Residential......................................   36,713,222      2.17
 9.  Mack-Cali Realty Corp...................................   35,909,310      2.12
10.  Prentiss Properties Trust...............................   35,434,256      2.09

                                SECTOR BREAKDOWN
                             (BASED ON NET ASSETS)
                                  (UNAUDITED)

                                  [PIE CHART]

               Miscellaneous                             2.11%
               Self Storage                              3.46%
               Hotel                                     3.90%
               Diversified                               8.06%
               Health Care                               9.62%
               Shopping Center                          15.67%
               Other Assets in Excess of Liabilities     0.72%
               Office & Industrial                      38.66%
               Residential                              17.80%


--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                                 99.28%
  COMMON STOCK                           89.63%
    DIVERSIFIED                           6.66%
         Colonial Properties Trust.............    664,200   $   29,224,800       6.14%
         iStar Financial.......................    711,700       29,599,603       7.04
         Lexington Corporate Properties
            Trust..............................    749,400       18,217,914       5.92
         Spirit Finance Corp...................    795,000        9,341,250       6.47
         Vornado Realty Trust..................    329,100       26,459,640       3.78
                                                             --------------
                                                                112,843,207
                                                             --------------
    HEALTH CARE                           8.18%
         Health Care Property Investors........  1,673,300       45,246,032       6.21
         Healthcare Realty Trust...............    394,500       15,231,645       6.79
         Health Care REIT......................    499,600       18,829,924       6.58
         Nationwide Health Properties..........  1,043,400       24,634,674       6.27
         Ventas................................  1,149,900       34,726,980       4.77
                                                             --------------
                                                                138,669,255
                                                             --------------
    HOTEL                                 3.12%
         DiamondRock Hospitality Co............    501,100        5,662,430       6.11
         Equity Inns...........................  1,173,400       15,606,220       4.51
         Hospitality Properties Trust..........    480,600       21,180,042       6.54
         Strategic Hotel Capital...............    582,000       10,476,000       4.89
                                                             --------------
                                                                 52,924,692
                                                             --------------
    INDUSTRIAL                            1.45%
         First Industrial Realty Trust.........    614,300       24,510,570       6.97
                                                             --------------
    MORTGAGE                              1.85%
         Capital Trust.........................        500           16,705       6.58
         Newcastle Investment Corp.............  1,036,273       31,243,631       8.29
                                                             --------------
                                                                 31,260,336
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
    OFFICE                               31.82%
         American Financial Realty Trust.......  1,455,100   $   22,379,438       7.02%
         Arden Realty..........................  1,783,000       64,152,340       5.61
         BioMed Realty Trust...................    178,600        4,259,610       4.53
         Boston Properties.....................    236,000       16,520,000       3.89
         Brandywine Realty Trust...............  1,687,900       51,734,135       5.74
         CarrAmerica Realty Corp...............  1,397,100       50,547,078       5.53
         CRT Properties........................  1,171,000       31,968,300       5.13
         Equity Office Properties Trust........  2,593,600       85,848,160       6.04
         HRPT Properties Trust.................  1,760,600       21,884,258       6.76
         Highwoods Properties..................    646,900       19,251,744       5.71
         Kilroy Realty Corp....................    615,800       29,244,342       4.30
         Mack-Cali Realty Corp.................    792,700       35,909,310       5.56
         Maguire Properties....................    685,300       19,421,402       5.65
         Prentiss Properties Trust.............    972,400       35,434,256       6.15
         Reckson Associates Realty Corp........  1,511,700       50,717,535       5.07
                                                             --------------
                                                                539,271,908
                                                             --------------
    OFFICE/INDUSTRIAL                     3.17%
         Digital Realty Trust..................    250,500        4,353,690       5.64
         Duke Realty Corp......................    565,800       17,913,228       5.87
         Liberty Property Trust................    605,200       26,816,412       5.51
         Mission West Properties...............    450,300        4,624,581       6.23
                                                             --------------
                                                                 53,707,911
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
    RESIDENTIAL                          16.86%
       APARTMENT                         15.21%
         AMLI Residential Properties Trust.....  1,086,100   $   33,951,486       6.14%
         American Campus Communities...........    619,500       14,050,260       5.95
         Apartment Investment & Management
            Co.................................    465,600       19,052,352       5.87
         Archstone-Smith Trust.................    347,900       13,435,898       4.45
         AvalonBay Communities.................    232,500       18,786,000       3.51
         Education Realty Trust................    496,600        9,087,780       6.50
         Equity Residential....................    997,100       36,713,222       4.70
         GMH Communities Trust.................    777,400       10,766,990       6.57
         Home Properties.......................  1,274,700       54,837,594       5.86
         Mid-America Apartment Communities.....    312,200       14,180,124       5.15
         Post Properties.......................    466,800       16,856,148       4.98
         Town and Country Trust................    563,100       16,053,981       6.03
                                                             --------------
                                                                257,771,835
                                                             --------------
       MANUFACTURED HOME                  1.65%
         Affordable Residential Communities....    861,500       11,501,025       5.62
         Sun Communities.......................    439,700       16,352,443       6.78
                                                             --------------
                                                                 27,853,468
                                                             --------------
         TOTAL RESIDENTIAL.....................                 285,625,303
                                                             --------------
    SELF STORAGE                          3.46%
         Extra Space Storage...................  1,349,300       19,335,469       6.35
         Shurgard Storage Centers..............    406,900       18,701,124       4.87
         Sovran Self Storage...................    204,500        9,296,570       5.32
         U-Store-It Trust......................    592,500       11,287,125       5.88
                                                             --------------
                                                                 58,620,288
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
    SHOPPING CENTER                      13.06%
       COMMUNITY CENTER                   6.77%
         Cedar Shopping Centers................    625,900   $    9,232,025       6.10%
         Developers Diversified Realty Corp....    729,200       33,514,032       4.70
         Heritage Property Investment Trust....    803,100       28,124,562       6.00
         Inland Real Estate Corp...............  1,283,900       20,645,112       5.97
         New Plan Excel Realty Trust...........    397,600       10,802,792       6.07
         Ramco-Gershenson Properties Trust.....    425,700       12,464,496       5.98
                                                             --------------
                                                                114,783,019
                                                             --------------
       REGIONAL MALL                      6.29%
         Glimcher Realty Trust.................    861,000       23,892,750       6.92
         Macerich Co...........................    407,400       27,316,170       3.88
         Mills Corp............................    298,300       18,133,657       4.13
         Pennsylvania Real Estate Investment
            Trust..............................    273,100       12,972,250       4.80
         Simon Property Group..................    333,800       24,197,162       3.86
                                                             --------------
                                                                106,511,989
                                                             --------------
         TOTAL SHOPPING CENTER.................                 221,295,008
                                                             --------------
              TOTAL COMMON STOCK
                (Identified cost --
                   $1,103,452,992).............               1,518,728,478
                                                             --------------
  PREFERRED STOCK                         9.65%
    DIVERSIFIED                           1.40%
         Colonial Properties Trust, 8.125%,
            Series D...........................    120,400        3,160,500       7.73
         Colonial Properties Trust, 7.62%,
            Series E...........................     50,500        1,237,250       7.80
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)......    256,900        5,474,539       7.93
         Digital Realty Trust, 8.50%,
            Series A...........................     77,700        2,013,596       8.22
         Entertainment Properties Trust, 7.75%,
            Series B...........................    172,000        4,361,920       7.65
         iStar Financial, 7.80%, Series F......     94,400        2,416,640       7.62
         iStar Financial, 7.65%, Series G......    200,300        5,107,650       7.64
                                                             --------------
                                                                 23,772,095
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
    HEALTH CARE                           1.44%
         Health Care REIT, 7.625%, Series F....    352,800   $    8,915,256       7.56%
         LTC Properties, 8.00%, Series F.......    200,000        5,115,000       7.82
         Nationwide Health Properties, 7.677%,
            Series P...........................     49,800        5,092,049       7.51
         Omega Healthcare Investors, 8.375%,
            Series D...........................    200,000        5,300,000       7.89
                                                             --------------
                                                                 24,422,305
                                                             --------------
    HOTEL                                 0.78%
         Eagle Hospitality Properties Trust,
            8.25%, Series A....................     35,000          899,500       8.02
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)......................     48,900        1,194,627       7.98
         FelCor Lodging Trust, 9.00%,
            Series B...........................      5,706          145,902       8.80
         Host Marriott Corp., 8.875%,
            Series E...........................     29,800          819,500       8.07
         Innkeepers USA Trust, 8.00%,
            Series C...........................    167,600        4,285,532       7.82
         Strategic Hotel Capital, 8.50%,
            Series 144A........................    129,700        3,355,988       8.23
         Sunstone Hotel Investors, 8.00%,
            Series A...........................    100,000        2,575,000       7.77
                                                             --------------
                                                                 13,276,049
                                                             --------------
    MORTGAGE                              0.08%
         Newcastle Investment Corp., 9.75%,
            Series B...........................     51,600        1,388,040       9.07
                                                             --------------
    OFFICE                                1.94%
         Alexandria Real Estate Equities,
            9.10%, Series B....................     28,700          756,532       8.65
         Cousins Properties, 7.50%, Series B...    180,000        4,584,600       7.38
         HRPT Properties Trust, 8.75%,
            Series B...........................    158,100        4,281,348       8.09
         Highwoods Properties, 8.625%,
            Series A...........................      7,400        7,918,000       8.06
         Highwoods Properties, 8.00%,
            Series B...........................     22,900          575,935       7.95
         Kilroy Realty, 7.80%, Series E........     19,314          499,267       7.54
         Kilroy Realty, 7.50%, Series F........    270,840        6,879,336       7.40
         Maguire Properties, 7.625%,
            Series A...........................    125,300        3,167,584       7.56
         SL Green Realty Corp, 7.625%,
            Series C...........................    159,300        4,078,080       7.46
         SL Green Realty Corp, 7.875%,
            Series D...........................      1,261           32,345       7.68
                                                             --------------
                                                                 32,773,027
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
    OFFICE/INDUSTRIAL                     0.28%
         PS Business Parks, 8.75%, Series F....     66,000   $    1,738,440       8.31%
         PS Business Parks, 7.00%, Series H....     28,000          716,940       7.42
         PS Business Parks, 7.60%, Series L....     94,500        2,324,700       7.11
                                                             --------------
                                                                  4,780,080
                                                             --------------
    RESIDENTIAL                           0.94%
       APARTMENT                          0.64%
         Apartment Investment & Management Co.,
            9.375%, Series G...................     73,000        1,941,800       8.80
         Apartment Investment & Management Co.,
            10.10%, Series Q...................     52,800        1,371,744       9.74
         Apartment Investment & Management Co.,
            10.00%, Series R...................    116,100        3,036,015       9.56
         Mid-America Apartment Communities,
            8.30%, Series H....................    171,800        4,466,800       8.00
                                                             --------------
                                                                 10,816,359
                                                             --------------
       MANUFACTURED HOME                  0.30%
         Affordable Residential Communities,
            8.25%, Series A....................    200,000        5,060,000       8.14
                                                             --------------
         TOTAL RESIDENTIAL.....................                  15,876,359
                                                             --------------
    SHOPPING CENTER                       2.61%
       COMMUNITY CENTER                   0.46%
         Cedar Shopping Centers, 8.875%,
            Series A...........................    132,000        3,524,400       8.31
         Developers Diversified Realty Corp.,
            8.60%, Series F....................     63,900        1,691,433       8.12
         Ramco-Gershenson Property Trust,
            9.50%, Series B....................     25,000          665,250       8.94
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     10,000        1,085,000       7.83
         Urstadt Biddle Properties, 7.50%,
            Series D...........................     35,000          903,000       7.29
                                                             --------------
                                                                  7,869,083
                                                             --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                  NUMBER         VALUE          DIVIDEND
                                                 OF SHARES      (NOTE 1)         YIELD(a)
                                                 ---------   --------------   ------------
       REGIONAL MALL                      2.15%
         CBL & Associates Properties, 8.75%,
            Series B...........................     48,800   $    2,598,600       8.23%
         CBL & Associates Properties, 7.75%,
            Series C...........................     64,200        1,762,290       7.07
         CBL & Associates Properties, 7.375%,
            Series D...........................    300,200        7,604,066       7.26
         Glimcher Realty Trust, 8.75%,
            Series F...........................     63,100        1,690,449       8.17
         Glimcher Realty Trust, 8.125%,
            Series G...........................    140,000        3,577,000       7.95
         Mills Corp., 9.00%, Series B..........    147,000        3,959,445       8.35
         Mills Corp., 9.00%, Series C..........     43,800        1,181,067       8.34
         Mills Corp., 8.75%, Series E..........     68,700        1,861,770       8.08
         Mills Corp., 7.875%, Series G.........    170,000        4,369,000       7.67
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A............      9,800          578,200       9.32
         Taubman Centers, 8.30%, Series A......     76,300        1,925,812       8.24
         Taubman Centers, 8.00%, Series G......    167,000        4,283,550       7.80
         Taubman Centers, 7.625%, Series H.....     40,000        1,006,000       7.59
                                                             --------------
                                                                 36,397,249
                                                             --------------
         TOTAL SHOPPING CENTER.................                  44,266,332
                                                             --------------
    SPECIALTY                             0.18%
         Capital Automotive REIT, 7.50%,
            Series A...........................    119,400        3,032,760       7.40
                                                             --------------
              TOTAL PREFERRED STOCK
                (Identified cost --
                   $154,242,175)...............                 163,587,047
                                                             --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,257,695,167)..............   99.28%              1,682,315,525
OTHER ASSETS IN EXCESS OF
  LIABILITIES..........................    0.72%                 12,266,261
                                                             --------------
NET ASSETS.............................  100.00%             $1,694,581,786

-------------------
Note: Percentages indicated are based on the net assets of the fund.
(a) Dividend yield is computed by dividing the security's current annual dividend rate by its value at June 30, 2005. The current dividend rate does not reflect any potential reclassifications to capital gain or return of capital.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
       cost -- $1,257,695,167) (Note 1).....................  $1,682,315,525
    Receivable for investment securities sold...............      13,033,022
    Dividends and interest receivable.......................       9,979,796
    Receivable for fund shares sold.........................       4,927,378
    Other assets............................................          19,706
                                                              --------------
         Total Assets.......................................   1,710,275,427
                                                              --------------
LIABILITIES:
    Payable for investment securities purchased.............       9,352,354
    Payable for fund shares redeemed........................       2,323,741
    Payable to custodian bank...............................       1,603,224
    Payable to investment advisor...........................       1,054,367
    Payable for distribution fees...........................         720,356
    Payable for shareholder servicing fees..................         377,747
    Payable to administrator................................          70,143
    Payable for directors fees..............................           7,491
    Other liabilities.......................................         184,218
                                                              --------------
         Total Liabilities..................................      15,693,641
                                                              --------------
NET ASSETS..................................................  $1,694,581,786
                                                              --------------
                                                              --------------
NET ASSETS consist of:
    Paid-in capital.........................................  $1,153,925,922
    Dividends in excess of net investment income............     (20,616,307)
    Accumulated undistributed net realized gain on
       investments..........................................     136,651,813
    Net unrealized appreciation on investments..............     424,620,358
                                                              --------------
                                                              $1,694,581,786
                                                              --------------
                                                              --------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

CLASS A SHARES:
    NET ASSETS..............................................  $562,910,226
    Shares issued and outstanding ($0.001 par value common
       stock outstanding)...................................    31,867,149
                                                              ------------
    Net asset value and redemption price per share..........  $      17.66
                                                              ------------
                                                              ------------
    Maximum offering price per share ($17.66[div]0.955)(a)..  $      18.49
                                                              ------------
                                                              ------------
CLASS B SHARES:
    NET ASSETS..............................................  $260,838,320
    Shares issued and outstanding ($0.001 par value common
       stock outstanding)...................................    15,232,514
                                                              ------------
    Net asset value and offering price per share(b).........  $      17.12
                                                              ------------
                                                              ------------
CLASS C SHARES:
    NET ASSETS..............................................  $681,148,993
    Shares issued and outstanding ($0.001 par value common
       stock outstanding)...................................    39,780,832
                                                              ------------
    Net asset value and offering price per share(b).........  $      17.12
                                                              ------------
                                                              ------------
CLASS I SHARES:
    NET ASSETS..............................................  $189,684,247
    Shares issued and outstanding ($0.001 par value common
       stock outstanding)...................................    10,571,921
                                                              ------------
    Net asset value, offering and redemption price per
       share................................................  $      17.94
                                                              ------------
                                                              ------------

-------------------
(a) On investments of $100,000 or more, the offering price is reduced.
(b) Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

Investment Income (Note 1):
    Dividend income.........................................  $ 28,076,607
    Interest income.........................................       138,008
                                                              ------------
         Total Income.......................................    28,214,615
                                                              ------------
Expenses:
    Investment advisory fees (Note 2).......................     6,204,305
    Distribution fees -- Class A (Note 2)...................       759,389
    Distribution fees -- Class B (Note 2)...................       957,368
    Distribution fees -- Class C (Note 2)...................     2,451,045
    Shareholder servicing fees -- Class A (Note 2)..........       303,755
    Shareholder servicing fees -- Class B (Note 2)..........       319,123
    Shareholder servicing fees -- Class C (Note 2)..........       817,015
    Transfer agent fees (Note 2)............................       522,698
    Administration fees (Note 2)............................       322,460
    Shareholder reporting expenses..........................       219,800
    Registration and filing fees............................        83,513
    Custodian fees and expenses.............................        64,001
    Professional fees.......................................        62,359
    Line of credit fees (Note 6)............................        37,994
    Directors' fees and expenses (Note 2)...................        25,619
    Miscellaneous...........................................        58,850
                                                              ------------
         Total Expenses.....................................    13,209,294
                                                              ------------
Net Investment Income.......................................    15,005,321
                                                              ------------
Net Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain on investments........................   138,272,009
    Net change in unrealized appreciation on investments....   (75,670,940)
                                                              ------------
         Net realized and unrealized gain on investments....    62,601,069
                                                              ------------
Net Increase in Net Assets Resulting from Operations........  $ 77,606,390
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                        FOR THE             FOR THE
                                                    SIX MONTHS ENDED      YEAR ENDED
                                                     JUNE 30, 2005     DECEMBER 31, 2004
                                                    ----------------   -----------------
Change in Net Assets:
    From Operations:
         Net investment income....................   $   15,005,321     $   34,152,126
         Net realized gain on investments.........      138,272,009         45,556,662
         Net change in unrealized appreciation on
            investments...........................      (75,670,940)       270,205,000
                                                     --------------     --------------
              Net increase in net assets resulting
                from operations...................       77,606,390        349,913,788
                                                     --------------     --------------
    Dividends and Distributions to Shareholders
       from (Note 1):
         Net investment income:
              Class A.............................      (13,121,285)       (12,276,597)
              Class B.............................       (5,173,530)        (5,584,797)
              Class C.............................      (13,332,798)       (12,998,328)
              Class I.............................       (3,991,165)        (3,329,080)
         Net realized gain on investments:
              Class A.............................               --        (15,576,878)
              Class B.............................               --         (7,424,788)
              Class C.............................               --        (18,434,739)
              Class I.............................               --         (3,947,400)
         Tax return of capital:
              Class A.............................               --         (5,881,073)
              Class B.............................               --         (2,675,384)
              Class C.............................               --         (6,226,818)
              Class I.............................               --         (1,594,788)
                                                     --------------     --------------
                   Total dividends and
                     distributions to
                     shareholders.................      (35,618,778)       (95,950,670)
                                                     --------------     --------------
    Capital Stock Transactions (Note 5):
         Increase (decrease) in net assets from
            fund share transactions...............     (152,438,435)       252,358,102
                                                     --------------     --------------
              Total increase (decrease) in net
                assets............................     (110,450,823)       506,321,220
    Net Assets:
         Beginning of period......................    1,805,032,609      1,298,711,389
                                                     --------------     --------------
         End of period(a).........................   $1,694,581,786     $1,805,032,609
                                                     --------------     --------------
                                                     --------------     --------------

-------------------
(a) Includes dividends in excess of net investment income of $20,616,307 and $2,850, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS A
                                                           -------------------------------------------------------------------
                                            FOR THE                          FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2005        2004          2003          2002          2001          2000
--------------------------------        ----------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period...............................       $17.22          $14.57        $11.43        $11.69        $10.72        $ 9.03
                                             ------          ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income..............         0.17(a)         0.43(a)       0.46(a)       0.41          0.51          0.56
   Net realized and unrealized gain on
     investments......................         0.65            3.22          3.49          0.16          1.20          1.85
                                             ------          ------        ------        ------        ------        ------
      Total income from investment
        operations....................         0.82            3.65          3.95          0.57          1.71          2.41
                                             ------          ------        ------        ------        ------        ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.38)          (0.37)        (0.44)        (0.72)        (0.53)        (0.58)
   Net realized gain on investments...           --           (0.47)        (0.28)        (0.10)           --            --
   Tax return of capital..............           --           (0.17)        (0.09)        (0.01)        (0.21)        (0.14)
                                             ------          ------        ------        ------        ------        ------
      Total dividends and
        distributions to
        shareholders..................        (0.38)          (1.01)        (0.81)        (0.83)        (0.74)        (0.72)
                                             ------          ------        ------        ------        ------        ------
Redemption fees retained by the
 fund.................................         0.00(e)         0.01            --(e)         --            --            --
                                             ------          ------        ------        ------        ------        ------
Net increase/(decrease) in net asset
 value................................         0.44            2.65          3.14         (0.26)         0.97          1.69
                                             ------          ------        ------        ------        ------        ------
Net asset value, end of period........       $17.66          $17.22        $14.57        $11.43        $11.69        $10.72
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
Total investment return(b)............         4.89%(d)       25.78%        35.65%         4.73%        16.43%        27.55%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions)      $562.9          $640.2        $397.1        $164.6        $ 93.3        $ 44.9
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        1.25%(c)        1.28%         1.29%         1.32%         1.41%         1.58%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        1.25%(c)        1.28%         1.29%         1.32%         1.41%         1.57%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        2.05%(c)        2.74%         3.54%         3.61%         4.92%         6.12%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        2.05%(c)        2.74%         3.54%         3.61%         4.92%         6.13%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Portfolio turnover rate................       13.46%(d)       13.37%        24.86%        30.87%        22.20%        30.36%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Does not reflect sales charges, which would reduce return.

(c) Annualized.

(d) Not annualized.

(e) Less than $0.005 per share.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                         CLASS B
                                                           -------------------------------------------------------------------
                                            FOR THE                          FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2005        2004          2003          2002          2001          2000
--------------------------------        ----------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period...............................       $16.71          $14.18        $11.17        $11.45        $10.59        $ 8.98
                                             ------          ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income..............         0.12(a)         0.28(a)       0.36(a)       0.33          0.44          0.46
   Net realized and unrealized gain on
     investments......................         0.62            3.16          3.41          0.15          1.16          1.83
                                             ------          ------        ------        ------        ------        ------
      Total income from investment
        operations....................         0.74            3.44          3.77          0.48          1.60          2.29
                                             ------          ------        ------        ------        ------        ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.33)          (0.32)        (0.39)        (0.65)        (0.47)        (0.55)
   Net realized gain on investments...           --           (0.43)        (0.28)        (0.10)           --            --
   Tax return of capital..............           --           (0.16)        (0.09)        (0.01)        (0.27)        (0.13)
                                             ------          ------        ------        ------        ------        ------
      Total dividends and
        distributions to
        shareholders..................        (0.33)          (0.91)        (0.76)        (0.76)        (0.74)        (0.68)
                                             ------          ------        ------        ------        ------        ------
Redemption fees retained by the
 fund.................................         0.00(e)           --            --            --            --            --
                                             ------          ------        ------        ------        ------        ------
      Net increase/(decrease) in net
        asset value...................         0.41            2.53          3.01         (0.28)         0.86          1.61
                                             ------          ------        ------        ------        ------        ------
Net asset value, end of period........       $17.12          $16.71        $14.18        $11.17        $11.45        $10.59
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
Total investment return(b)............         4.54%(d)       24.92%        34.84%         4.01%        15.57%        26.31%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions)      $260.8          $284.9        $251.3        $133.0        $ 85.2        $ 26.8
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        1.90%(c)        1.92%         1.94%         1.97%         2.04%         2.23%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        1.90%(c)        1.92%         1.94%         1.97%         2.04%         2.22%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        1.46%(c)        1.89%         2.86%         2.92%         4.29%         5.47%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        1.46%(c)        1.89%         2.86%         2.92%         4.29%         5.48%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Portfolio turnover rate................       13.46%(d)       13.37%        24.86%        30.87%        22.20%        30.36%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Does not reflect sales charges, which would reduce return.

(c) Annualized.

(d) Not annualized.

(e) Less than $0.005 per share.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                         CLASS C
                                                           -------------------------------------------------------------------
                                            FOR THE                          FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2005        2004          2003          2002          2001          2000
--------------------------------        ----------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period...............................       $16.71          $14.18        $11.17        $11.45        $10.60        $ 8.97
                                             ------          ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income..............         0.12(a)         0.29(a)       0.36(a)       0.33          0.44          0.48
   Net realized and unrealized gain on
     investments......................         0.62            3.15          3.41          0.15          1.15          1.83
                                             ------          ------        ------        ------        ------        ------
      Total income from investment
        operations....................         0.74            3.44          3.77          0.48          1.59          2.31
                                             ------          ------        ------        ------        ------        ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.33)          (0.31)        (0.39)        (0.65)        (0.47)        (0.55)
   Net realized gain on investments...           --           (0.45)        (0.28)        (0.10)           --            --
   Tax return of capital..............           --           (0.15)        (0.09)        (0.01)        (0.27)        (0.13)
                                             ------          ------        ------        ------        ------        ------
      Total dividends and
        distributions to
        shareholders..................        (0.33)          (0.91)        (0.76)        (0.76)        (0.74)        (0.68)
                                             ------          ------        ------        ------        ------        ------
Redemption fees retained by the
 fund.................................         0.00(e)           --            --            --            --            --
                                             ------          ------        ------        ------        ------        ------
      Net increase/(decrease) in net
        asset value...................         0.41            2.53          3.01         (0.28)         0.85          1.63
                                             ------          ------        ------        ------        ------        ------
Net asset value, end of period........       $17.12          $16.71        $14.18        $11.17        $11.45        $10.60
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
Total investment return(b)............         4.54%(d)       24.92%        34.84%         4.01%        15.46%        26.58%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions)      $681.1          $716.6        $534.7        $228.6        $115.4        $ 34.1
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        1.90%(c)        1.92%         1.94%         1.97%         2.04%         2.23%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        1.90%(c)        1.92%         1.94%         1.97%         2.04%         2.22%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        1.48%(c)        1.94%         2.89%         2.97%         4.31%         5.47%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        1.48%(c)        1.94%         2.89%         2.97%         4.31%         5.48%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Portfolio turnover rate................       13.46%(d)       13.37%        24.86%        30.87%        22.20%        30.36%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Does not reflect sales charges, which would reduce return.

(c) Annualized.

(d) Not annualized.

(e) Less than $0.005 per share.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                                         CLASS I
                                                           -------------------------------------------------------------------
                                            FOR THE                          FOR THE YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED   -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:         JUNE 30, 2005        2004          2003          2002          2001          2000
--------------------------------        ----------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period...............................       $17.48          $14.76        $11.55        $11.81        $10.78        $ 9.00
                                             ------          ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income..............         0.21(a)         0.48(a)       0.51(a)       0.45          0.59          0.71
   Net realized and unrealized gain on
     investments......................         0.65            3.29          3.54          0.16          1.18          1.82
                                             ------          ------        ------        ------        ------        ------
      Total income from investment
        operations....................         0.86            3.77          4.05          0.61          1.77          2.53
                                             ------          ------        ------        ------        ------        ------
Less dividends and distributions to
 shareholders from:
   Net investment income..............        (0.40)          (0.39)        (0.47)        (0.76)        (0.57)        (0.61)
   Net realized gain on investments...         0.00           (0.47)        (0.28)        (0.10)           --            --
   Tax return of capital..............           --           (0.19)        (0.09)        (0.01)        (0.17)        (0.14)
                                             ------          ------        ------        ------        ------        ------
      Total dividends and
        distributions to
        shareholders..................        (0.40)          (1.05)        (0.84)        (0.87)        (0.74)        (0.75)
                                             ------          ------        ------        ------        ------        ------
Redemption fees retained by the
 fund.................................         0.00(d)           --            --            --            --            --
                                             ------          ------        ------        ------        ------        ------
      Net increase/(decrease) in net
        asset value...................         0.46            2.72          3.21         (0.26)         1.03          1.78
                                             ------          ------        ------        ------        ------        ------
Net asset value, end of period........       $17.94          $17.48        $14.76        $11.55        $11.81        $10.78
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
Total investment return...............         5.05%(c)       26.20%        36.16%         5.03%        16.90%        29.05%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions)      $189.7          $163.3        $115.6        $ 36.9        $ 19.2        $ 13.7
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (before expense reduction).....        0.90%(b)        0.92%         0.94%         0.97%         1.08%         1.23%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....        0.90%(b)        0.92%         0.94%         0.97%         1.08%         1.22%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................        2.54%(b)        3.07%         3.92%         3.99%         5.30%         6.47%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................        2.54%(b)        3.07%         3.92%         3.99%         5.30%         6.48%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------
Portfolio turnover rate................       13.46%(c)       13.37%        24.86%        30.87%        22.20%        30.36%
                                             ------          ------        ------        ------        ------        ------
                                             ------          ------        ------        ------        ------        ------

-------------------
(a) Calculated based on the average shares outstanding during the period.

(b) Annualized.

(c) Not annualized.

(d) Less than $0.005 per share.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers Realty Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is high current income. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

    The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

    To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

    Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

    Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2005, the advisor considers it likely that a portion of the dividends

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

    Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees: Cohen & Steers Capital Management, Inc. (the advisor) serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly at the annual rate of 0.75% of the average daily net assets of the fund for the first $1.5 billion and 0.65% thereafter of the average daily net assets of the fund.

    Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2005, the fund paid the advisor $168,014 in fees under this administration agreement.

    Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, distributes the shares of the fund. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class B and Class C shares.

    For the six months ended June 30, 2005, the fund has been advised that the distributor received $56,680 in sales commissions from the sale of Class A shares and that the distributor also received $722,229 and $68,168 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class B and C shares, including payments to dealers and

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

other financial intermediaries for selling Class B and C shares and interest and other financing costs associated with Class B and C shares.

    Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares.

    Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. None of the directors and officers so affiliated received compensation from the fund for their services.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2005 totaled $226,206,931 and $354,194,629, respectively.

NOTE 4. INCOME TAX INFORMATION

    At June 30, 2005, the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost...................................  $1,257,695,167
                                                   --------------
                                                   --------------
Gross unrealized appreciation....................  $  426,085,894
Gross unrealized depreciation....................  $   (1,465,536)
                                                   --------------
Net unrealized appreciation......................  $  424,620,358
                                                   --------------
                                                   --------------

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 200 million shares of capital stock, at a par value $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

                                                   FOR THE                       FOR THE
                                              SIX MONTHS ENDED                 YEAR ENDED
                                                JUNE 30, 2005               DECEMBER 31, 2004
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         -----------   -------------   -----------   -------------
CLASS A:
    Sold...............................    6,509,543   $ 107,469,026    19,469,325   $ 300,116,099
    Issued as reinvestment of dividends
       and distributions...............      556,741       9,323,445     1,432,033      23,193,697
    Redeemed...........................  (12,377,511)   (212,014,496)  (10,981,009)   (167,037,816)
    Redemption fees retained by the
       fund(a).........................           --          99,638            --         177,880
                                         -----------   -------------   -----------   -------------
    Net increase (decrease)............   (5,311,227)  $ (95,122,387)    9,920,349   $ 156,449,860
                                         -----------   -------------   -----------   -------------
                                         -----------   -------------   -----------   -------------
CLASS B:
    Sold...............................      430,985   $   6,909,809     2,404,804   $  36,045,548
    Issued as reinvestment of dividends
       and distributions...............       95,655       1,557,250       292,743       4,557,485
    Redeemed...........................   (2,346,120)    (37,392,613)   (3,371,110)    (50,082,396)
    Redemption fees retained by the
       fund(a).........................           --           4,994            --              --
                                         -----------   -------------   -----------   -------------
    Net decrease.......................   (1,819,480)  $ (28,920,560)     (673,563)  $  (9,479,363)
                                         -----------   -------------   -----------   -------------
                                         -----------   -------------   -----------   -------------

-------------------
(a) The fund charges a 1% redemption fee on shares sold within six months of the time of purchase.

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

                                                  FOR THE                      FOR THE
                                              SIX MONTHS ENDED                YEAR ENDED
                                               JUNE 30, 2005              DECEMBER 31, 2004
                                         --------------------------   --------------------------
                                           SHARES        AMOUNT         SHARES        AMOUNT
                                         ----------   -------------   ----------   -------------
CLASS C:
    Sold...............................   3,118,055   $  50,194,879   13,269,586   $ 198,525,412
    Issued as reinvestment of dividends
       and distributions...............     259,994       4,237,723      756,092      11,792,651
    Redeemed...........................  (6,490,084)   (103,544,290)  (8,854,645)   (130,554,622)
    Redemption fees retained by the
       fund(a).........................          --          12,893           --              --
                                         ----------   -------------   ----------   -------------
    Net increase (decrease)............  (3,112,035)  $ (49,098,795)   5,171,033   $  79,763,441
                                         ----------   -------------   ----------   -------------
                                         ----------   -------------   ----------   -------------
CLASS I:
    Sold...............................   2,461,696   $  41,543,223    4,066,490   $  64,692,683
    Issued as reinvestment of dividends
       and distributions...............     204,846       3,505,091      472,677       7,784,679
    Redeemed...........................  (1,440,303)    (24,348,501)  (2,622,579)    (40,850,051)
    Redemption fees retained by the
       fund(a).........................          --           3,494           --              --
    Redeemed in kind(b)................          --              --     (406,993)     (6,003,147)
                                         ----------   -------------   ----------   -------------
    Net increase.......................   1,226,239   $  20,703,307    1,509,595   $  25,624,164
                                         ----------   -------------   ----------   -------------
                                         ----------   -------------   ----------   -------------

-------------------
(a) The fund charges a 1% redemption fee on shares sold within six months of the time of purchase.

(b) Certain shareholders of the fund were permitted to redeem shares in-kind.

NOTE 6. BORROWINGS

    The fund, in conjunction with Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Realty Focus Fund, Inc., and Cohen & Steers Utility Fund, Inc., is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement.

    During the six months ended June 30, 2005, the fund did not utilize the line of credit.

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (PERIODS ENDED JUNE 30, 2005) (UNAUDITED)

CLASS A:

         ONE YEAR                     FIVE YEARS             SINCE INCEPTION (9/2/97)
---------------------------   ---------------------------   ---------------------------
 INCLUDING      EXCLUDING      INCLUDING      EXCLUDING      INCLUDING      EXCLUDING
SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
------------   ------------   ------------   ------------   ------------   ------------
 23.49%           26.26%         18.41%         19.50%         12.18%         12.84%

CLASS B:

         ONE YEAR                     FIVE YEARS             SINCE INCEPTION (1/15/98)
---------------------------   ---------------------------   ---------------------------
 INCLUDING      EXCLUDING      INCLUDING      EXCLUDING      INCLUDING      EXCLUDING
SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
------------   ------------   ------------   ------------   ------------   ------------
 20.43%           25.43%         18.42%         18.62%         11.34%         11.34%

CLASS C:

         ONE YEAR                     FIVE YEARS             SINCE INCEPTION (1/14/98)
---------------------------   ---------------------------   ---------------------------
 INCLUDING      EXCLUDING      INCLUDING      EXCLUDING      INCLUDING      EXCLUDING
SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
------------   ------------   ------------   ------------   ------------   ------------
 24.43%           25.43%         18.65%         18.65%         11.40%         11.40%

CLASS I:

         ONE YEAR                     FIVE YEARS             SINCE INCEPTION (7/15/98)
---------------------------   ---------------------------   ---------------------------
          26.71%                        20.08%                        13.58%

    The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our website at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions on the redemption of fund shares.

    Return figures for Class A shares are calculated without and with the effect of the initial 4.50% maximum sales charge. Returns for Class B shares are calculated without and with the effect of the maximum 5% contingent deferred sales charge (CDSC), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated without and with the effect of the 1% CDSC charged only on redemptions made within one year of the date of purchase.

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                               OTHER INFORMATION

    A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

    The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's
Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

               MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:

                 FOR TOTAL RETURN:                                  FOR TOTAL RETURN:
                  COHEN & STEERS                                     COHEN & STEERS
                  REALTY SHARES                                INSTITUTIONAL REALTY SHARES

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INSTITUTIONAL INVESTORS SEEKING
    RETURN, INVESTING PRIMARILY IN REITS                MAXIMUM TOTAL RETURN, INVESTING PRIMARILY IN
    SYMBOL: CSRSX                                       REITS
                                                        SYMBOL: CSRIX

             FOR HIGH CURRENT INCOME:                           FOR CAPITAL APPRECIATION:
                  COHEN & STEERS                                     COHEN & STEERS
                REALTY INCOME FUND                                 REALTY FOCUS FUND

    DESIGNED FOR INVESTORS SEEKING HIGH CURRENT         DESIGNED FOR INVESTORS SEEKING MAXIMUM CAPITAL
    INCOME, INVESTING PRIMARILY IN REITS                APPRECIATION, INVESTING IN A LIMITED NUMBER OF
    SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 REITS AND OTHER REAL ESTATE SECURITIES
                                                        SYMBOLS: CSFAX, CSFBX, CSFCX, CSSPX

                FOR TOTAL RETURN:                                  FOR TOTAL RETURN:
                 COHEN & STEERS                                     COHEN & STEERS
            INTERNATIONAL REALTY FUND                                UTILITY FUND

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL
    RETURN, INVESTING PRIMARILY IN INTERNATIONAL        RETURN, INVESTING PRIMARILY IN UTILITIES
    REAL ESTATE SECURITIES                              SYMBOLS: CSUAX, CSUBX, CSUCX, CSUIX
    SYMBOLS: IRFAX, IRFCX, IRFIX

               For more information about any Cohen & Steers fund
                or to obtain a prospectus please contact us at:
          1-800-330-7348, or visit our Web site at cohenandsteers.com

 Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund.
             Please read the prospectus carefully before investing.

                                     Cohen & Steers Securities, LLC, Distributor

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

OFFICERS AND DIRECTORS                              KEY INFORMATION

Robert H. Steers                                    INVESTMENT ADVISOR
Director and co-chairman                            Cohen & Steers Capital Management, Inc.
                                                    757 Third Avenue
Martin Cohen                                        New York, NY 10017
Director and co-chairman                            (212) 832-3232

Bonnie Cohen                                        SUBADMINISTRATOR AND CUSTODIAN
Director                                            State Street Bank and Trust Company
                                                    225 Franklin Street
George Grossman                                     Boston, MA 02110
Director
                                                    TRANSFER AGENT
Richard E. Kroon                                    Boston Financial Data Services, Inc.
Director                                            66 Brooks Drive
                                                    Braintree, MA 02184
Richard J. Norman                                   (800) 437-9912
Director
                                                    LEGAL COUNSEL
Frank K. Ross                                       Simpson Thacher & Bartlett LLP
Director                                            425 Lexington Avenue
                                                    New York, NY 10017
Willard H. Smith Jr.
Director                                            DISTRIBUTOR
                                                    Cohen & Steers Securities, LLC
C. Edward Ward, Jr.                                 757 Third Avenue
Director                                            New York, NY 10017

Adam M. Derechin                                    Nasdaq Symbol: Class A - CSEIX
President and chief executive officer                              Class B - CSBIX
                                                                   Class C - CSCIX
Joseph M. Harvey                                                   Class I - CSDIX
Vice president
                                                    Web site: cohenandsteers.com
James S. Corl
Vice president                                      This report is authorized for delivery
                                                    only to shareholders of Cohen & Steers
Lawrence B. Stoller                                 Realty Income Fund, Inc. unless
Secretary                                           accompanied or preceded by the delivery
                                                    of a currently effective prospectus
Jay J. Chen                                         setting forth details of the fund. Past
Treasurer                                           performance is of course no guarantee of
                                                    future results and your investment may
John E. McLean                                      be worth more or less at the time you
Chief compliance officer and assistant secretary    sell.



--------------------------------------------------------------------------------
                                       33

     COHEN & STEERS
   REALTY INCOME FUND



------------------------
   SEMIANNUAL REPORT
     JUNE 30, 2005




COHEN & STEERS
REALTY INCOME FUND
757 THIRD AVENUE
NEW YORK, NY 10017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

         By: /s/ Adam M. Derechin
             ----------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer

         Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Adam M. Derechin
             ----------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer
                        (principal executive officer)

         By: /s/ Jay J. Chen
             ----------------------------
                 Name: Jay J. Chen
                 Title: Treasurer
                        (principal financial officer)


         Date: August 23, 2005




                            STATEMENT OF DIFFERENCES
                            ------------------------

The division sign shall be expressed as ................................. [div]
The section symbol shall be expressed as.................................  'SS'